Equity - Distribution of Profit - Dividends Paid (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	May 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity
Dividends paid		€ 95,274	€ 93,243
Interim dividends paid		122,986	122,908
Dividends paid		€ 218,260	€ 216,151	€ 221,772
Class A, Ordinary shares
Equity
Dividends paid, % of par value (as a percent)		54.00%	53.00%
Dividends paid, per share (in Euros per share)		€ 0.14	€ 0.13
Dividends paid		€ 57,790	€ 56,493
Interim dividends paid, % of par value (as a percent)		72.00%	72.00%
Interim dividends paid, per share (in Euros per share)		€ 0.18	€ 0.18
Interim dividends paid		€ 76,703	€ 76,703
Class B, Preference shares
Equity
Interim dividends paid, % of par value (as a percent)		360.00%	360.00%
Interim dividends paid, per share (in Euros per share)		€ 0.18	€ 0.18
Interim dividends paid		€ 46,283	€ 46,205
Preference shares, no preferred dividend
Equity
Dividends paid, % of par value (as a percent)		271.00%	265.00%
Dividends paid, per share (in Euros per share)		€ 0.14	€ 0.13
Dividends paid		€ 34,870	€ 34,136
Preference shares, preferred dividend
Equity
Dividends paid, % of par value (as a percent)		20.00%	20.00%
Dividends paid, per share (in Euros per share)	€ 0.01	€ 0.01	€ 0.01
Dividends paid		€ 2,614	€ 2,614